U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

HENNESSY MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
 (Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Richard L. Teigen
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on  October 17, 2011 pursuant to Rule 488.

Title of Securities Being Registered:  Shares of common stock , par value $0.0001 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PRELIMINARY AND SUBJECT TO CHANGE, DATED SEPTEMBER 16, 2011

HENNESSY FUNDS
Cornerstone Series
7250 Redwood Blvd.
Suite 200
Novato, California 94945

October [•], 2011

Dear Hennessy Cornerstone Growth Fund, Series II Shareholder:

We are sending this information to you because you are a shareholder of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”), a series of Hennessy Funds Trust (the “Trust”).  The Board of Trustees (the “Trustees”) of the Trust is pleased to announce the acquisition of the assets and liabilities of the Growth Fund II by the Hennessy Cornerstone Growth Fund (the “Growth Fund”), a series of Hennessy Mutual Funds, Inc. (the “Company”).  The Trust and the Company have a common Board of Trustees/Directors and a common set of officers.  We sometimes refer to each of the Growth Fund II and the Growth Fund as a “Fund” and together, the “Funds”.

The acquisition, which is expected to become effective in October of 2011, is described in more detail in the attached prospectus.  You should review the prospectus carefully and retain it for future reference.  In connection with this acquisition, we are not asking you for a proxy and you are requested not to send a proxy.

The Growth Fund II and the Growth Fund have identical investment objectives, and they have the same investment strategies.  The only material difference between the two Funds is that the stocks are purchased, and the portfolio is rebalanced, at different times of the year (the summer for the Growth Fund II and the winter for the Growth Fund), generating different portfolios.  Approximately 28% of the portfolio of the Growth Fund II is currently held by the Growth Fund.

We anticipate that the acquisition will result in benefits to the shareholders of the Growth Fund II as discussed more fully in the prospectus.  As a general matter, we believe that the acquisition will provide substantially the same investment opportunity with a lower expense ratio for the Growth Fund II shareholders.  In recommending the acquisition, the Trustees/Directors have considered, among other things, the investment objectives and investment policies of the Funds, the Growth Fund II’s prospects for future sales, expense ratio reductions expected to result from the acquisition, the comparison of fees for the Funds and the pro forma combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the tax-free nature of the acquisition, and the Trustees/Directors have concluded that the acquisition is in the best interests of the Funds.

Upon the acquisition of the Growth Fund II by the Growth Fund, shareholders of the Growth Fund II will receive shares of the Growth Fund, which have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s shares in the Growth Fund II.   The Growth Fund II would then terminate.  The shareholders of the Growth Fund II will not be assessed any sales charges or other shareholder fees in connection with the acquisition.

Sincerely,

Neil J. Hennessy
President

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the acquisition described in the prospectus or the securities to be issued pursuant to the acquisition under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

The enclosed prospectus is dated October [•], 2011 and is
first being mailed to shareholders on or about October [•], 2011.

HENNESSY FUNDS
Cornerstone Series
7250 Redwood Blvd.
Suite 200
Novato, California 94945

QUESTIONS AND ANSWERS

Dated:  October [•], 2011

Question 1:  What is this document and why did we send this document to you?

Answer:  The attached document is a prospectus that provides you with information about the acquisition (the “Acquisition”) of the assets and liabilities of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”), a series of Hennessy Funds Trust (the “Trust”), by the Hennessy Cornerstone Growth Fund (the “Growth Fund”), a series of Hennessy Mutual Funds, Inc. (the “Company”).  The Trust and the Company have a common Board of Trustees/Directors and a common set of officers.  (The Growth Fund II and the Growth Fund are each a “Fund” and, collectively, the “Funds”.)

On August 31, 2011, the Board of Trustees/Directors (the “Trustees/Directors”) of the Trust and the Company approved and declared advisable the Acquisition of the Growth Fund II by the Growth Fund.  The Acquisition does not require approval by shareholders of either Fund.  We are not asking you for a proxy and you are requested not to send a proxy.

Shareholders may contact the Company by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

Question 2: How will the Acquisition work?

Answer:  The Plan of Acquisition and Liquidation dated as of October [•], 2011 (the “Plan”) provides for (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II, and (4) the termination of the Growth Fund II.  In the distribution, holders of Original Class shares of the Growth Fund II will receive Original Class shares of the Growth Fund, and holders of Institutional Class shares of the Growth Fund II will receive Institutional Class shares of the Growth Fund.  As a result of the Reorganization, each shareholder of the Growth Fund II will become a shareholder of the Growth Fund.

Shareholders of the Growth Fund II will not be assessed any sales charges or other shareholder fees in connection with the Acquisition.

Question 3: Why is the Acquisition taking place?

Answer:  After considering the recommendation of Hennessy Advisors, Inc. (the “Manager”), the Trustees/Directors concluded that participation by the Growth Fund II in the Acquisition is in the best interests of the Growth Fund II.  In recommending the Acquisition, the Trustees/Directors have considered, among other things, the investment objectives and investment policies of the Funds, the Growth Fund II’s prospects for future sales, expense ratio reductions expected to result from the acquisition, the comparison of fees for the Funds and the pro forma combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the tax-free nature of the Acquisition.

Question 4:  When will the Acquisition take place?

Answer:  The Acquisition is expected to take place in October 2011.

Question 5:  Who will bear the expenses of the Acquisition?

Answer:  The expenses of the Acquisition will be borne by the Manager.  The Manager will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Growth Fund rebalancing its portfolio in the ordinary course following the Acquisition.

Question 6:  Where can I find additional information about the Funds?

Answer:  Additional information about the Funds is available in the Statement of Additional Information (“SAI”) dated October [•], 2011 that has been filed with the Securities and Exchange Commission (“SEC”) in connection with this prospectus, along with the other documents identified below.  The SAI is incorporated by reference into this prospectus.

Information about the Funds is also contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):

•	The current Original Class Prospectus of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Institutional Class Prospectus of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Statement of Additional Information of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Annual Report of the Growth Fund II and the Growth Fund, for the fiscal year ended October 31, 2010.

•	The current Semi-Annual Report of the Growth Fund II and the Growth Fund, for the fiscal period ended April 30, 2011.

Copies of the SAI and the above-referenced documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

You may view or obtain documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.

•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)

•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)

•	By electronic mail: publicinfo@sec.gov (duplicating fee required)

•	On the Internet: www.sec.gov

HENNESSY FUNDS
Cornerstone Series
7250 Redwood Blvd.
Suite 200
Novato, California  94945
(415) 899-1555
(800) 966-4354

PROSPECTUS DATED OCTOBER [•], 2011

For the Reorganization of

Hennessy Cornerstone Growth Fund, Series II

Series of Hennessy Funds Trust

Into

Hennessy Cornerstone Growth Fund

Series of Hennessy Mutual Funds, Inc.

We are sending this prospectus to you because you are a shareholder of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”), a series of Hennessy Funds Trust (the “Trust”).  The Board of Trustees of the Trust is pleased to announce the acquisition of the assets and liabilities of the Growth Fund II by the Hennessy Cornerstone Growth Fund (the “Growth Fund”), a series of Hennessy Mutual Funds, Inc. (the “Company”).  The Trust and the Company have a common Board of Trustees/Directors and a common set of officers.  We sometimes refer to each of the Growth Fund II and the Growth Fund as a “Fund” and together, the “Funds”.

We are not asking you for a proxy and you are requested not to send a proxy.

The proposed acquisition will be effected pursuant to a plan of acquisition and liquidation (the “Plan”), which provides for (collectively, the “Reorganization”): (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II, and (4) the termination of the Growth Fund II.  In the distribution, holders of Original Class shares of the Growth Fund II will receive Original Class shares of the Growth Fund, and holders of Institutional Class shares of the Growth Fund II will receive Institutional Class shares of the Growth Fund.  As a result of the Reorganization, each shareholder of the Growth Fund II will become a shareholder of the Growth Fund.

The Growth Fund II is a series of Hennessy Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Growth Fund is a series of Hennessy Mutual Funds, Inc., an open-end management investment company registered with the SEC under the Investment Company Act.

This prospectus, which should be retained for future reference, sets forth concisely information about the Growth Fund that investors should know before the Reorganization.  Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):

•	The Statement of Additional Information dated October [•], 2011, relating to the Plan, including financial statements.

•	The current Original Class Prospectus of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Institutional Class Prospectus of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Statement of Additional Information of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Annual Report of the Growth Fund II and the Growth Fund, for the fiscal year ended October 31, 2010.

•	The current Semi-Annual Report of the Growth Fund II and the Growth Fund, for the fiscal period ended April 30, 2011.

Copies of these documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

We are not asking you for a proxy or written consent, and you are requested not to send to us a proxy or written consent.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the prospectus or the securities to be issued pursuant to the reorganization under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

PROSPECTUS TABLE OF CONTENTS

i

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this prospectus, including documents incorporated by reference, as well as in the plan of acquisition and liquidation attached to this prospectus (the “Plan”).  This synopsis is qualified by reference to the more complete information contained herein as well as in the Original Class Prospectus and Institutional Class Prospectus of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”) and the Hennessy Cornerstone Growth Fund (the “Growth Fund”), each dated February 28, 2011, which includes information about the funds, and in the Plan attached hereto as Exhibit A.  The transactions contemplated by the Plan (collectively the “Reorganization”) are described herein.  Shareholders should read the entire prospectus carefully.

The Growth Fund II is a series of Hennessy Funds Trust (the “Trust”), and the Growth Fund is a series of Hennessy Mutual Funds, Inc. (the “Company”).  The Trust and the Company have a common Board of Trustees/Directors and a common set of officers.  We sometimes refer to each of the Growth Fund II and the Growth Fund as a “Fund” and together, the “Funds”.

B.	Reasons for the Reorganization/Board Deliberations

The Funds’ investment advisor, Hennessy Advisors, Inc. (the “Manager”), recommended that the Trustee/Directors approve the Plan.  The Trustees/Directors considered the factors discussed below, among others, from the point of view of the interests of the Growth Fund II and its shareholders.  After careful consideration, the Trustees/Directors (including all Trustees/Directors who are not “interested persons” of the Funds, the Manager or its affiliates) determined that Reorganization would be in the best interests of the Growth Fund II and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees/Directors have unanimously approved the Plan.

The Trustees/Directors considered, among other things:

•	The Manager discussed with the Trustees/Directors that it believes that the Reorganization would benefit the Growth Fund II and its shareholders by potentially resulting in a lower expense ratio;

•
Potential shareholder benefits, including the fact that the pro forma total expense ratio of the combined Fund is expected to be significantly lower than the current expense ratio of the Growth Fund II;

•	The current asset level of the Growth Fund II and the combined pro forma asset level of the combined Fund;

•	The historical performance of the Funds;

•	The investment objective and principal investments of the Funds; and

•	The form of the Plan and the terms and conditions of the Reorganization.

Also, the Trustees/Directors approved the Plan on behalf of the Growth Fund.

The Manager will pay all of the expenses related to the Reorganization.  The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the registration statement and printing and distribution of the prospectus, legal fees, accounting fees and securities registration fees.

C.	The Proposed Plan and Resulting Reorganization

The Plan provides for: (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II, and (4) the termination of the Growth Fund II.  In the distribution, holders of Original Class shares of the Growth Fund II will receive Original Class shares of the Growth Fund, and holders of Institutional Class shares of the Growth Fund II will receive Institutional Class shares of the Growth Fund.  As a result of the Reorganization, each shareholder of the Growth Fund II will become a shareholder of the Growth Fund.

No sales charges will be imposed on the shares of the Growth Fund issued in connection with the Reorganization.  The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”).  Therefore, shareholders should not recognize any gain or loss on the Growth Fund II shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the Growth Fund II and the Growth Fund

1.	Investment Objectives and Principal Investment Policies

The Growth Fund II seeks long-term growth of capital by investing in growth-oriented common stocks, utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Growth Strategy® (the “Growth Strategy”).  Like the Growth Fund II, the Growth Fund seeks long-term growth of capital by investing in growth-oriented common stocks, utilizing the Growth Strategy.  The only material difference between the two Funds is that the stocks are purchased, and the portfolio is rebalanced, at different times of the year (the summer for the Growth Fund II and the winter for the Growth Fund), generating different portfolios.

The Growth Strategy has historically selected small cap companies, but may also select mid and large cap companies.  From a universe of stocks with market capitalization exceeding $175 million, the Growth Strategy selects the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•
Price-to-sales ratio below 1.5.  This value criterion helps to uncover relative bargains. The Growth Strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•
Annual earnings that are higher than the previous year.  While the Manager has found that sales may be the best indicator of a company’s value, the Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

•
Positive stock price appreciation, or relative strength, over the past three and six-month periods.  Historically, relative strength has been one of the most influential variables in predicting which stocks will outperform the market.

Each Fund purchases 50 stocks as dictated by the Growth Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.

Using the Growth Strategy, the universe of stocks is re-screened annually, in the summer for the Growth Fund II and in the winter for the Growth Fund.  At this time, stocks meeting the Growth Strategy’s criteria not currently in the respective portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the applicable Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

The Growth Fund has no investment restriction material to its investment strategy that is materially different from any investment restriction that is material to the investment strategy of the Growth Fund II.

2.	Investment Advisory Services

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945, serves as the investment advisor to the Funds.  Each of the Funds pays the Manager a monthly management fee based on its average daily net assets at the annual rate of 0.74%.

3.	Distribution Services

Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as distributor for the Funds.  As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Shares of the Funds are offered for sale on a continuous basis at net asset value per share.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (FINRA).

4.	Purchase and Redemption Procedures

The purchase and redemption procedures for the Funds are the same.

Purchases and sales (redemptions) of shares of both the Funds are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the Funds’ transfer agent.  The Ordinary Class shares and Institutional Class shares of the Funds have no load, 12b-1 fee or redemption fee.  Each of the Funds has entered into a Shareholder Servicing Agreement with the Manager pursuant to which the Manager provides administrative support services to the Funds.  For such services, each of the Funds pays an annual service fee to the Manager equal to 0.10% of its average daily net assets (the Institutional Class shares are not subject to this service fee).  The Funds’ transfer agent assesses a fee of $15.00 for each redemption made by wire.

The minimum amounts required to invest in or add to an account with the Funds (Original Class shares and Institutional Class shares) are indicated below:

	Investment Minimums
	Original Class	Institutional Class

Regular (New Investor)	$2,500	$250,000
Additional Investment (Current Fund Shareholders)	$100	$100
Retirement (Roth and Regular)	$250	$250

The Funds offer an automatic investment plan, whereby an existing shareholder may authorize the Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest, which must be at least $100.  The Funds may waive the investment minimums from time to time.

5.	Exchange Procedures

The exchange procedures for the Funds are the same.

Shareholders of the Funds may exchange shares of the Funds for shares of any of the other Hennessy funds any day that the funds and the New York Stock Exchange are open for business.  Shareholders of the Funds may also exchange shares of the Funds for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with the Trust, the Company or the Manager.  Exchanges are done at no cost.

6.	Service Providers

The Funds have the same service providers, which will continue in their capacity after the Reorganization.

E.	Federal Tax Consequences of the Proposed Reorganization

Neither the Growth Fund II nor its shareholders should be required to recognize gain or loss as a result of the Reorganization.  The aggregate tax basis of the shares of the Growth Fund received by a shareholder of the Growth Fund II (including any fractional shares to which the shareholder may be entitled) should be the same as the aggregate tax basis of the shareholder’s shares of the Growth Fund II that are surrendered in exchange for such shares of the Growth Fund.  The holding period of the shares of the Growth Fund received by a shareholder of the Growth Fund II (including any fractional share to which the shareholder may be entitled) should include the holding period of the shares of the Growth Fund II surrendered by the shareholder in the exchange, provided that such shares of the Growth Fund II are held as capital assets by the shareholder at the time of the Reorganization.  The holding period and tax basis of each asset of the Growth Fund II in the hands of the Growth Fund as a result of the Reorganization should be the same as the holding period and tax basis of each such asset in the hands of the Growth Fund II prior to the Reorganization.  This tax information is based on the advice of Foley & Lardner LLP, counsel to each of the Funds.  It is a condition to the closing of the Reorganization that such advice be confirmed in a written opinion of counsel.  An opinion of counsel is not binding on the Internal Revenue Service (“IRS”).

Prior to the closing of the Reorganization, the Company, if necessary, will declare a distribution to shareholders of the Growth Fund II which, together with all previous distributions, will have the effect of distributing to the Growth Fund II shareholders all of the Growth Fund II’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

A significant portion of the assets of the Growth Fund II may be sold in connection with the Reorganization.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Growth Fund II’s basis in such assets.  Any net capital gains (i.e., the excess of net realized long-term capital gains over net realized short-term capital losses) and any net realized short-term capital gains recognized in these sales will be distributed to the Growth Fund II’s shareholders as capital gain dividends and ordinary dividends, respectively, during or with respect to the year of sale, and such distributions will be taxable to shareholders.

As of October 31, 2010, the Growth Fund II had a capital loss carryforward position of $54,289,903, which may be used to offset capital gains generated by such sales.  After the Reorganization, these losses will be available to the Growth Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited.  As a result of this limitation, it is possible that the Growth Fund may not be able to use these losses as rapidly as the Growth Fund II might have, and part of these losses may not be useable at all.  The ability of the Growth Fund to utilize the Growth Fund II’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.  As of October 31, 2010, the Growth Fund has a capital loss carryforward position of $277,999,856.

II.	PRINCIPAL RISK FACTORS

By investing in equity securities, the Funds may expose shareholders to certain market risks that could cause shareholders to lose money.  These risks include (the risks are identical for both of the Funds):

•	Market Risk;

•	Formula Investing Risk;

•	Small and Medium Sized Companies Risk; and

•	Foreign Securities Risk.

  Market Risk.  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it.  Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk.  The Funds adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise.  This could result in substantial losses to the Funds, if for example, the stocks selected for the Funds for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Funds’ portfolios are rebalanced annually in accordance with the Growth Strategy, which may result in the elimination of better performing assets from the Funds’ investments and increases in investments with relatively lower total return.

Small and Medium Sized Companies Risk.  The Funds invest in small and medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Foreign Securities Risk.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

III.	COMPARISON FEE TABLE AND EXAMPLE

A.	Fee Tables

The Reorganization would result in a reduction in expense ratios for shareholders of the Growth Fund II.  The following table shows the Funds’ expense ratios and pro forma expense ratio of the combined Fund as of October 31, 2010.

	Original Class Shares	Institutional Class Shares 1
	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses

Growth Fund II	1.62%	1.40%

Growth Fund	1.34%	1.09%

Combined Fund (pro forma)	1.33%	1.08%

1	The Manager has contractually agreed to insure that net expenses for the Institutional Class shares do not exceed 0.98%.

As the table indicates, after the Reorganization the expense ratio would be reduced for the Growth Fund II by approximately 0.29% for Original Class shares and 0.32% for Institutional Class shares.

The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds.  The tables allow you to compare the expenses of each Fund and estimates for the pro forma combined Fund in its first year following the Reorganization.

	Original Class Shares
	Growth Fund II	Growth Fund	Combined (Pro Forma)
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load)	None	None	None
Redemption Fee	None 1	None 1	None 1

Exchange Fee	None 2	None 2	None 2

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.88%	0.60%	0.59%
Shareholder Servicing	0.10%	0.10%	0.10%
All Remaining Other Expenses	0.78%	0.50%	0.49%
Total Annual Fund Operating Expenses	1.62%	1.34%	1.33%

1	Our transfer agent charges a fee of $15.00 for each wire redemption.

2	Our transfer agent charges a fee of $5.00 for each telephone exchange.

	Institutional Class Shares
	Growth Fund II		Growth Fund		Combined (Pro Forma)
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load)	None		None		None
Redemption Fee	None 1		None 1		None 1
Exchange Fee	None 2		None 2		None 2

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%		0.74%		0.74%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.66%		0.35%		0.34%
Total Annual Fund Operating Expenses	1.40%		1.09%		1.08%
Expense Reimbursement	(0.42	)%3	(0.11	)%3	(0.10	)%3
Net Expenses	0.98%		0.98%		0.98%

1	Our transfer agent charges a fee of $15.00 for each wire redemption.

2	Our transfer agent charges a fee of $5.00 for each telephone exchange.

3
The Manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Funds.  This contractual arrangement will continue indefinitely unless the Funds’ Board of Trustees/Directors terminates it.

The projected post-Reorganization pro forma Annual Fund Operating Expenses presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Manager.

B.	Example

The example set forth below is intended to help you compare the cost of investing in the Growth Fund II with the cost of investing in the Growth Fund.

The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Original Class Shares

	One Year	Three Years	Five Years	Ten Years

Growth Fund II	$165	$511	$882	$1,923

Growth Fund	$137	$426	$737	$1,618

Combined Fund (pro forma)	$136	$423	$731	$1,606

Institutional Class Shares

	One Year	Three Years	Five Years	Ten Years

Growth Fund II	$100	$402	$726	$1,645

Growth Fund	$100	$337	$593	$1,324

Combined Fund (pro forma)	$100	$335	$588	$1,313

The projected examples presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Manager.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The following is a summary of key information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this prospectus as Exhibit A, and in the documents incorporated by reference into this prospectus.

A.	Summary of the Proposed Reorganization

The Plan provides for (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate NAV to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II, and (4) the termination of the Growth Fund II.

Shareholders of the Growth Fund II will not be assessed any sales charges or other shareholder fees in connection with the Reorganization.

B.	Terms of the Plan

As provided in the Plan, the Growth Fund will acquire all the assets and assume all the liabilities, expenses and obligations of the Growth Fund II at the effective time of the Reorganization (the “Effective Time”).  In return, the Growth Fund will issue, and the Growth Fund II will distribute to its shareholders, a number of full and fractional shares of the Growth Fund, determined by dividing the net value of all the assets of the Growth Fund II by the NAV of one share of the Growth Fund.  For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund.  The Plan provides that shareholders of the Growth Fund II will be credited with shares of the Growth Fund corresponding to the aggregate NAV of the Growth Fund II shares that the shareholder holds of record at the Effective Time.

Following the distribution of the Growth Fund shares in full liquidation of the Growth Fund II, the Growth Fund II will wind up its affairs and terminate as soon as is reasonably possible after the Reorganization.

The projected expenses of the Reorganization will be borne by the Manager.  (The Manager will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Growth Fund rebalancing its portfolio in the ordinary course following the Reorganization.)

Under applicable legal and regulatory requirements, none of the Growth Fund II’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, namely, to demand the fair value of their shares in connection with the Reorganization.  Therefore, shareholders will be bound by the terms of the Reorganization under the Plan.  However, any shareholder of the Growth Fund II may redeem their shares prior to the Reorganization.

Completion of the Reorganization is subject to certain conditions set forth in the Plan.  The Trustees/Directors may terminate the Plan under certain circumstances.  Among other circumstances, the Trustees/Directors may terminate the Plan upon a determination that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.

A copy of a form of the Plan for the Reorganization is attached as Exhibit A.

C.	Description of the Growth Fund Shares

Each Growth Fund share issued to Growth Fund II shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The Growth Fund shares will be sold and redeemed based upon the net asset value of the Growth Fund next determined after receipt of the purchase or redemption request, as described in the Funds’ Prospectus.

D.	Reasons for the Reorganization Considered by the Board

The Manager recommended that the Trustees/Directors approve the proposed Plan and Reorganization.  The Trustees/Directors considered the factors discussed below from the point of view of the interests of the Growth Fund II and its shareholders.  After careful consideration, the Trustees/Directors (including all Trustees/Directors who are not “interested persons” of the Funds, the Manager or its affiliates) determined that the Reorganization would be in the best interests of the Growth Fund II and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees/Directors have unanimously approved the Plan and the Reorganization.

The Trustees/Directors considered, among other things:

•	The Manager discussed with the Trustees/Directors that it believes that the Reorganization would benefit the Growth Fund II and its shareholders by potentially resulting in a lower expense ratio;

•
Potential shareholder benefits, including the fact that the pro forma total expense ratio of the combined Fund is expected to be significantly lower than the current expense ratio of the Growth Fund II;

•	The current asset level of the Growth Fund II and the combined pro forma asset level of the combined Fund;

•	The historical performance of the Funds;

•	The investment objective and principal investments of the Funds;

•	The form of the Plan and the terms and conditions of the Reorganization;

•	The fact that the Funds have the same advisory contract terms and pay the same advisory fee rates;

•	Whether the Reorganization would result in the dilution of shareholders’ interests;

•	The fact that no changes in service providers would result from the Reorganization;

•	The benefits of the Reorganization to the Manager, which will benefit from the elimination of separate monitoring and administration of the Growth Fund II;

•	The fact that the Growth Fund will assume all the liabilities, expenses and obligations of the Growth Fund II;

•	The expected federal income tax consequences of the Reorganization; and

•	The expenses of the Reorganization, and the fact that these would be borne by the Manager.

Also, the Trustees/Directors approved the Plan on behalf of the Growth Fund.

E.	Federal Income Tax Consequences

Subject to certain stated assumptions contained therein, the Growth Fund II will receive an opinion of Foley & Lardner LLP, its counsel, substantially to the following effect: (1) the Reorganization should constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Growth Fund II and the Growth Fund should each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (2) a shareholder of the Growth Fund II should recognize no gain or loss on the exchange of the shareholder’s shares of the Growth Fund II; (3) neither the Growth Fund II nor the Growth Fund should recognize any gain or loss upon the transfer of all of the assets of the Growth Fund II to the Growth Fund in exchange for shares of the Growth Fund and the assumption by the Growth Fund of the liabilities of the Growth Fund II pursuant to the Plan or upon the distribution of shares of the Growth Fund to shareholders of the Growth Fund II in exchange for their respective shares of the Growth Fund II; (4) the holding period and tax basis of the assets of the Growth Fund II acquired by the Growth Fund should be the same as the holding period and tax basis that the Growth Fund had in such assets immediately prior to the Reorganization; (5) the aggregate tax basis of shares of the Growth Fund received in connection with the Reorganization by each shareholder of the Growth Fund II (including any fractional share to which the shareholder may be entitled) should be the same as the aggregate tax basis of the shares of the Growth Fund II surrendered in exchange therefor; (6) the holding period of shares of the Growth Fund received in connection with the Reorganization by each shareholder of the Growth Fund II (including any fractional share to which the shareholder may be entitled) should include the holding period of the shares of the Growth Fund II surrendered in exchange therefore, provided that such the Growth Fund II shares constitute capital assets in the hands of the shareholder as of the closing date; and (7) the Growth Fund should succeed to the capital loss carryovers of the Growth Fund II, but the use of the Growth Fund II’s existing capital loss carryovers (as well as the carryovers of the Growth Fund) may be subject to limitation under Section 383 of the Code after the Reorganization.  This opinion of counsel will not be binding on the IRS or a court and there is no assurance that the IRS or a court will not take a view contrary to those expressed in the opinion.

Prior to the closing of the Reorganization, the Company, if necessary, will declare a distribution to shareholders of the Growth Fund II which, together with all previous distributions, will have the effect of distributing to the Growth Fund II shareholders all of the Growth Fund II’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

A significant portion of the assets of the Growth Fund II may be sold in connection with the Reorganization.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Growth Fund II’s basis in such assets.  Any net capital gains (i.e., the excess of net realized long-term capital gains over net realized short-term capital losses) and any net realized short-term capital gains recognized in these sales will be distributed to the Growth Fund II’s shareholders as capital gain dividends and ordinary dividends, respectively, during or with respect to the year of sale, and such distributions will be taxable to shareholders.

As of October 31, 2010, the Growth Fund II had a capital loss carryforward position of $54,289,903, which may be used to offset capital gains generated by such sales.  After the Reorganization, these losses will be available to the Growth Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited.  As a result of this limitation, it is possible that the Growth Fund may not be able to use these losses as rapidly as the Growth Fund II might have, and part of these losses may not be useable at all.  The ability of the Growth Fund to utilize the Growth Fund II’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.  As of October 31, 2010, the Growth Fund has a capital loss carryforward position of $277,999,856.

Although the Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders.  Additionally, the Funds have not sought, and will not seek, a private letter ruling from the IRS with respect to the federal income tax consequences of the Reorganization.  The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  Shareholders should consult their own advisers concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

Shareholders of the Growth Fund II are encouraged to consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

F.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Growth Fund II versus the rights of shareholders of the Growth Fund.

Governing Law.  The Growth Fund II is organized as a separate series of Hennessy Funds Trust, a Delaware statutory trust.   The Growth Fund is organized as a separate series of Hennessy Mutual Funds, Inc., a Maryland corporation.  The Growth Fund II is authorized to issue an unlimited number of shares of beneficial interest.  The Growth Fund is authorized to issue 25 billion shares of common stock.  The par value of the Growth Fund’s shares is $0.0001 per share.  The Growth Fund II’s operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable Delaware law.  The Growth Fund’s operations are governed by its Articles of Incorporation, By-Laws, and applicable Maryland law.

Shareholder Liability.  Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Growth Fund II or the Manager was unable to meet its obligations.  Under the Growth Fund II’s Agreement and Declaration of Trust and By-Laws, the Growth Fund II is required to indemnify its trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

Under Maryland Corporate Law, shareholders of a corporation are not personally liable for the acts or obligations of the corporation.  Similar to the Growth Fund II, according to both the Growth Fund’s Articles of Incorporation and By-Laws, the Growth Fund is required to indemnify its directors and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors, except under certain limited circumstances relating to the culpability of such officers or directors.

Board of Trustees/Directors.  The Growth Fund II, being a series of a Delaware statutory trust, has a Board of Trustees.  The Growth Fund, being a series of a Maryland corporation, has a Board of Directors.  The composition of the Board of the Trust and the Board of the Company is the same.  For more information, refer to the February 28, 2011 Statement of Additional Information for the Funds, which is incorporated by reference into this prospectus.

G.	Capitalization

The capitalization of the Growth Fund II and the Growth Fund as of April 30, 2011 and the combined Fund’s pro forma capitalization after giving effect to the Reorganization are set forth in the following table.  The table does not show the actual combined aggregate net assets or number of shares of the Growth Fund to be issued in connection with the Reorganization, as this will depend upon the net asset value and number of shares outstanding of the Growth Fund II at the Effective Time.

	Growth Fund II	Growth Fund	Pro Forma Adjustments	Pro Forma Combined

Original Class Shares
Aggregate Net Assets	$32,333,536	$215,728,401	–	$248,061,937
Shares Outstanding	1,910,297	17,482,931	710,058	20,103,286
Net Asset Value Per Share	$16.93	$12.34	–	$12.34
Institutional Class Shares
Aggregate Net Assets	$484,238	$3,117,599	–	$3,601,837
Shares Outstanding	28,038	249,985	10,791	288,814
Net Asset Value Per Share	$17.27	$12.47	–	$12.47
Aggregate Basis
Aggregate Net Assets	$32,817,774	$218,846,000	–	$251,663,774
Shares Outstanding	1,938,335	17,732,916	720,849	20,392,100

V.	INFORMATION ABOUT THE NEW FUND AND THE FUND

A.	Investment Objective and Investment Strategies

The Growth Fund II seeks long-term growth of capital by investing in growth-oriented common stocks, utilizing the Growth Strategy.  Like the Growth Fund II, the Growth Fund seeks long-term growth of capital by investing in growth-oriented common stocks, utilizing the Growth Strategy.  The only material difference between the two Funds is that the stocks are purchased, and the portfolio is rebalanced, at different times of the year (the summer for the Growth Fund II and the winter for the Growth Fund), generating different portfolios.

For a discussion of the Funds’ investment objectives, investment strategies and risks, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

B.	Performance

For a discussion of the Funds’ performance during the fiscal year ended October 31, 2010, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

C.	Fund Management and Portfolio Managers

For a discussion of the Funds’ management and portfolio managers, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

D.	Net Asset Value

For a discussion of how the offering price of the Funds’ shares is determined, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

E.	Shares

For a discussion of the Funds’ shares, including how the shares may be purchased and redeemed, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

F.	Taxes, Dividends and Distributions

For a discussion of the Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the Funds’ shares, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

G.	Financial Information

For financial information about the Funds, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.  The accounting survivor of the Reorganization will be the Growth Fund.

H.	Distribution Arrangements

For a discussion of the Funds’ distribution arrangements, see the Original Class Shares Prospectus of the Funds dated February 28, 2011 and the Institutional Class Shares Prospectus of the Funds dated February 28, 2011.

VI.	ADDITIONAL INFORMATION

Documents relating to the Hennessy Funds are available, without charge, by writing to Hennessy Funds at 7250 Redwood Blvd., Suite 200, Novato, California 94945, or by calling 1-800-966-4353.

The Growth Fund II and the Growth Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy materials, and other information relating to the Growth Fund II and the Growth Fund, respectively, with the SEC.  Reports, proxy and information statements, and other information filed by the Trust and the Company can be obtained by calling or writing the funds and can also be obtained from the SEC.  You may view or obtain these documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.

•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)

•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)

•	By electronic mail: publicinfo@sec.gov (duplicating fee required)

•	On the Internet: www.sec.gov

VII.	MISCELLANEOUS INFORMATION

A.	Legal Matters

The validity of the issuance of the Growth Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

B.	Experts

The financial statements of the Funds for the fiscal year ended October 31, 2010, contained in the Funds’ 2010 Annual Report to Shareholders, have been audited by KPMG LLP, independent registered public accountants, as stated in their report dated December 22, 2010, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of
Hennessy Mutual Funds, Inc.

October [•], 2011

EXHIBIT A

HENNESSY FUNDS TRUST
HENNESSY MUTUAL FUNDS, INC.

PLAN OF ACQUISITION AND LIQUIDATION

This Plan of Acquisition and Liquidation (this “Plan”) has been adopted by the Board of Trustees/Directors of Hennessy Funds Trust, a Delaware statutory trust (“HFT”), and Hennessy Mutual Funds, Inc., a Maryland corporation (the “HFMI”), as of this ___ day of October, 2011, to provide for the reorganization of the Hennessy Cornerstone Growth Fund, Series II (the “Acquired Portfolio”) into the Hennessy Cornerstone Growth Fund (the “Acquiring Portfolio”).  The Acquired Portfolio is a series of HFT and the Acquiring Portfolio is a series of HFMI (each of the Acquired Portfolio and the Acquiring Portfolio are sometimes referred to herein as a “Portfolio”, and, together, the “Portfolios”).  HFT and HFMI are each an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  HFT and HFMI have a common Board of Trustees/Directors (the “Board”), which has determined that it is in the best interest of the shareholders of the Acquiring Portfolio and the Acquired Portfolio (“Shareholders”) that the Acquired Portfolio transfer all of the assets attributable to the shares of beneficial interest held by its Shareholders in exchange for shares of common stock of equal net asset value of the Acquiring Portfolio, with Original Class shares of the Acquired Fund being exchanged for Original Class shares of the Acquiring Fund and Institutional Class shares of the Acquired Fund being exchanged for Institutional Class shares of the Acquiring Fund (collectively, the “Acquisition Shares”).  The Acquisition Shares will be distributed to the Acquired Portfolio’s Shareholders, and HFT will then redeem the outstanding shares (the “Acquired Portfolio Shares”) of the Acquired Portfolio, all as provided for below (collectively, these transaction are referred to herein as the “Acquisition”).  In this Plan, any references to a Portfolio taking action shall mean and include all necessary actions of HFT or HFMI, as the case may be, on behalf of a Portfolio, unless the context of this Plan or the 1940 Act requires otherwise. HFT and HFMI intend that the Acquisition qualify as a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provisions, and that with respect to the Acquisition, the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

1.    Definitions.  In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

“1933 Act” shall mean the Securities Act of 1933, as amended.

“Assets” shall mean all assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Portfolio or its shares, as appropriate, whether or not determinable at the Effective Time (as defined herein) and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Portfolio or attributable to its shares and any deferred or prepaid expense, other than unamortized organizational expenses, shown as an asset on the Acquired Portfolio’s books.

“Closing Date” shall mean such date as the officers of HFT and HFMI shall designate.

“Effective Time” shall mean 5:00 p.m., Eastern Time, on the Closing Date, or such other time as the officers of HFT and HFMI shall designate.

“Financial Statements” shall mean the audited financial statements of the relevant Portfolio for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Portfolio for its most recently completed semi-annual period.

“Liabilities” shall mean all liabilities, expenses and obligations of any kind whatsoever of the Acquired Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

“N-14 Registration Statement” shall mean the Registration Statement of the Acquiring Portfolio on Form N-14 under the 1940 Act that will register the Acquisition Shares to be issued in the Acquisition.

“Valuation Time” shall mean the close of regular session trading on the New York Stock Exchange (“NYSE”) on the Closing Date, when for purposes of this Plan, HFT and HFMI determine the net asset value per Acquisition Share of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio.

“NAV” shall mean a Portfolio’s net asset value, which is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2.    Regulatory Filings.  The Acquiring Portfolio shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Portfolio and the Acquired Portfolio also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.    Transfer of the Acquired Portfolio’s Assets.  The Acquiring Portfolio and the Acquired Portfolio shall take the following steps with respect to the Acquisition, as applicable:

(a)  On or prior to the Closing Date, the Acquired Portfolio shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Portfolio that are known to the Acquired Portfolio and that are due and payable prior to or as of the Closing Date.

(b)  Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Portfolio will declare to the Acquired Portfolio’s Shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (1) the Acquired Portfolio’s investment income excludable from gross income under Section 103(a) of the Code over (2) the Acquired Portfolio’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Portfolio’s investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Portfolio’s net realized capital gain (as defined in Code Section 1222), if any (after reduction for any capital loss carryover), for the taxable year ending on October 31, 2011.  Such dividends will be declared and paid to ensure continued qualification of the Acquired Portfolio as a “regulated investment company” for tax purposes and to eliminate fund-level tax.

(c)  At the Effective Time, the Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio, subject to the Liabilities, and the Acquiring Portfolio shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (1) the Assets shall become and be assets of the Acquiring Portfolio, and (2) the Liabilities shall attach to the Acquiring Portfolio, and shall be enforceable against the Acquiring Portfolio to the same extent as if initially incurred by the Acquiring Portfolio.  HFT shall redeem the outstanding shares of the Acquired Portfolio by issuance of shares of the Acquiring Portfolio as described more fully below.

(d)  Within a reasonable time prior to the Closing Date, the Acquired Portfolio shall provide, if requested, a list of the Assets to the Acquiring Portfolio.  The Acquired Portfolio may sell any asset on such list prior to the Effective Time.  After the Acquired Portfolio provides such list, the Acquired Portfolio will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Portfolio.  Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any investments shown on the list that the Acquiring Portfolio has determined to be inconsistent with its investment objective, policies and restrictions.  The Acquired Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio’s investment objectives, policies and restrictions.  In addition, if the Acquiring Portfolio determines that, as a result of the Acquisition, the Acquiring Portfolio would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Portfolio, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any such limitation and the Acquired Portfolio shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio’s investment objectives, policies and restrictions.

(e)  The Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio at the Effective Time on the following basis: (1) The value of the Assets less the Liabilities of the Acquired Portfolio attributable to shares of beneficial interest held by its Shareholders, determined as of the Valuation Time, shall be divided by the then NAV of Acquisition Shares of common stock, as applicable, and, in exchange for the transfer of the Assets, the Acquiring Portfolio shall simultaneously issue and deliver to the Acquired Portfolio the number of Acquisition Shares of common stock (including fractional shares) so determined, rounded to the second decimal place or such other decimal place as the officers of HFT and HFMI shall designate; (2) The NAV of Acquisition Shares of common stock to be delivered to the Acquired Portfolio shall be determined as of the Valuation Time in accordance with the Acquiring Portfolio’s then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Portfolio shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Portfolio; and (3) the portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to U.S. Bank National Association, as custodian for the Acquiring Portfolio (the “Custodian”), for examination no later than five business days preceding the Valuation Time.  On the Closing Date, such portfolio securities and all the Acquired Portfolio’s cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Portfolio.

(f)  Promptly after the Closing Date, the Acquired Portfolio will deliver to the Acquiring Portfolio a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date.

4.    Termination of the Acquired Portfolio, Registration of Acquisition Shares and Access to Records.  The Acquired Portfolio and the Acquiring Portfolio also shall take the following steps, as applicable:

(a)  At or as soon as reasonably practical after the Effective Time, the Acquired Portfolio shall terminate by transferring pro rata to its Shareholders of record Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan.  The Acquiring Portfolio shall establish accounts on its share records and note on such accounts the names of the former Acquired Portfolio Shareholders and the types and amounts of the Acquisition Shares that former Acquired Portfolio Shareholders are due based on their respective holdings of the Acquired Portfolio Shares as of the close of business on the Closing Date.  Fractional Acquisition Shares shall be carried to the second decimal place.  The Acquiring Portfolio shall not issue certificates representing the Acquisition Shares in connection with such exchange.  All issued and outstanding Acquired Portfolio Shares will be simultaneously redeemed and cancelled on the books of the Acquired Portfolio.  Ownership of the Acquisition Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.  Following distribution by the Acquired Portfolio to its Shareholders of all Acquisition Shares delivered to the Acquired Portfolio, the Acquired Portfolio shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

(b)  At and after the Closing Date, the Acquired Portfolio shall provide the Acquiring Portfolio and its transfer agent with immediate access to: (1) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Portfolio’s Shareholders and the number and percentage ownership of the outstanding shares of the Acquired Portfolio owned by Shareholders as of the Effective Time, and (2) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Portfolio Shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding.  The Acquired Portfolio shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Portfolio as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

5.    Conditions to Consummation of the Acquisition.  The consummation of the Acquisition shall be subject to the following conditions precedent:

(a)  There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio or the Acquired Portfolio since the date of the most recent Financial Statements.  Negative investment performance shall not be considered a material adverse change.

(b)  HFT and HFMI shall have received an opinion of Foley & Lardner LLP, substantially to the effect that for federal income tax purposes: (1) The Acquisition will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Acquiring Portfolio and the Acquired Portfolio will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (2) A Shareholder of the Acquired Portfolio will recognize no gain or loss on the exchange of the Shareholder’s shares of the Acquired Portfolio solely for Acquisition Shares; (3) Neither the Acquired Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Portfolio in exchange for Acquisition Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Plan or upon the distribution of Acquisition Shares to Shareholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio; (4) The holding period and tax basis of the Assets acquired by the Acquiring Portfolio will be the same as the holding period and tax basis that the Acquired Portfolio had in such Assets immediately prior to the Acquisition; (5) The aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Shareholder of the Acquired Portfolio (including any fractional share to which the Shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor, and increased by any gain recognized on the exchange; (6) The holding period of Acquisition Shares received in connection with the Acquisition by each Shareholder of the Acquired Portfolio (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Acquired Portfolio surrendered in exchange therefor, provided that such Acquired Portfolio Shares constitute capital assets in the hands of the Shareholder as of the Closing Date; and (7) The Acquiring Portfolio will succeed to the capital loss carryovers of the Acquired Portfolio but the use of the Acquiring Portfolio’s existing capital loss carryovers (as well as the carryovers of the Acquired Portfolio) may be subject to limitation under Section 383 of the Code after the Acquisition.  The opinion will be based on certain factual certifications made by officers of the Portfolios and will also be based on customary assumptions and subject to certain qualifications.  The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.  Notwithstanding this subparagraph (b), Foley & Lardner LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.  Each Portfolio shall provide additional factual representations to Foley & Lardner LLP with respect to the Portfolios that are reasonably necessary to enable Foley & Lardner LLP to deliver the tax opinion.  Notwithstanding anything in this Plan to the contrary, neither Portfolio may waive in any material respect the conditions set forth under this subparagraph (b).

(c)  The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Portfolio, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

(d)  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

(e)  The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

6.    Closing.

(a)  The Closing shall be held at the offices of HFT and HFMI, 7250 Redwood Blvd., Suite 200, Novato, California 94945, or at such other place as the officers of HFT and HFMI may designate.

(b)  In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by the Board.

(c)  The Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  After the Closing Date, the Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Shareholders.

(d) At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Plan.

7.    Termination of Plan.  A majority of the Board may terminate this Plan before the applicable Effective Time if: (i) any of the conditions precedent set forth herein are not satisfied; or (ii) the Board determines that the consummation of the Acquisition is not in the best interests of either Portfolio or its Shareholders.

8.    Termination of the Acquired Portfolio.  If the Acquisition is consummated, the Acquired Portfolio shall terminate its registration under the 1940 Act and the 1933 Act.

9.    Expenses.  The Acquisition expenses shall be borne by Hennessy Advisors, Inc.

PRELIMINARY AND SUBJECT TO CHANGE, DATED SEPTEMBER 16, 2011

STATEMENT OF ADDITIONAL INFORMATION
October [•], 2011

Acquisition of the Assets and Assumption of the Liabilities of

Hennessy Cornerstone Growth Fund, Series II

By, and in Exchange for Shares of,

Hennessy Cornerstone Growth Fund

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated October [•], 2011 relating to the acquisition of the assets and liabilities of the Hennessy Cornerstone Growth Fund, Series II (the “Growth Fund II”), a series of Hennessy Funds Trust (“HFT”), by the Hennessy Cornerstone Growth Fund (the “Growth Fund”), a series of Hennessy Mutual Funds, Inc. (“HFMI”).  The acquisition will be effected pursuant to that certain Plan of Acquisition and Liquidation dated as of October [•], 2011 (the “Plan”).  The Plan provides for (1) the transfer of all the assets of the Growth Fund II to the Growth Fund, (2) the assumption by the Growth Fund of all the liabilities of the Growth Fund II, (3) the issuance to shareholders of the Growth Fund II of shares of the Growth Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Growth Fund II in redemption of their shares of the Growth Fund II (Original Class shares of the Growth Fund II will be exchanged for Original Class shares of the Growth Fund and Institutional Class shares of the Growth Fund II will be exchanged for Institutional Class shares of the Growth Fund), and (4) the termination of the Growth Fund II.

Copies of the Prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-3

PRO FORMA FINANCIAL INFORMATION	B-4

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this Statement of Additional Information (this means that they are legally considered to be a part of this Statement of Additional Information):

•	The current Statement of Additional Information of the Growth Fund II and the Growth Fund, dated February 28, 2011.

•	The current Annual Report of the Growth Fund II and the Growth Fund, for the fiscal year ended October 31, 2010.

•	The current Semi-Annual Report of the Growth Fund II and the Growth Fund, for the fiscal period ended April 30, 2011.

Copies of these documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

PRO FORMA FINANCIAL INFORMATION

Introductory Note to Unaudited Pro Forma Financial Statements

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Growth Fund II to the Growth Fund, accounted for as if the acquisition had occurred as of and for the fiscal period ended April 30, 2011.  Under generally accepted accounting principles, the Growth Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Growth Fund II and the Growth Fund incorporated by reference into this Statement of Additional Information.

Certain operating costs have been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the proposed acquisition are currently undeterminable.

Hennessy Cornerstone Growth Fund
Pro Forma Schedule of Investments
April 30, 2011 (Unaudited)

							HENNESSY
							CORNERSTONE
	HENNESSY		HENNESSY				GROWTH FUND
	CORNERSTONE		CORNERSTONE		PRO FORMA		PRO FORMA
	GROWTH FUND		GROWTH FUND, SERIES II		ADJUSTMENTS		COMBINED		% of
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Net Assets
COMMON STOCKS - 97.79%
Consumer Discretionary - 25.93%
Ann, Inc. (a)	140,400	$4,381,884	-	$-	-	$-	140,400	$4,381,884	1.74%
Borg Warner, Inc. (a)	56,200	4,340,888	-	-	-	-	56,200	4,340,888	1.72%
Brown Shoe Inc.	-	-	30,100	380,765	-	-	30,100	380,765	0.15%
Cost Plus, Inc. (a)	365,200	3,977,028	-	-	-	-	365,200	3,977,028	1.58%
CPI Corp.	131,600	2,364,852	-	-	-	-	131,600	2,364,852	0.94%
Crocs, Inc. (a)	-	-	44,100	886,851	-	-	44,100	886,851	0.35%
Dillards, Inc.	103,400	4,965,268	-	-	-	-	103,400	4,965,268	1.97%
DineEquity, Inc. (a)	67,700	3,382,969	-	-	-	-	67,700	3,382,969	1.34%
Krispy Kreme Doughnuts, Inc. (a)	514,600	2,886,906	-	-	-	-	514,600	2,886,906	1.15%
Libbey, Inc. (a)	260,000	4,433,000	37,200	634,260	-	-	297,200	5,067,260	2.01%
Lifetime Brands, Inc. (a)	-	-	31,700	504,664	-	-	31,700	504,664	0.20%
Media General, Inc. (a)	-	-	46,600	251,174	-	-	46,600	251,174	0.10%
Pier 1 Imports, Inc. (a)	356,900	4,347,042	-	-	-	-	356,900	4,347,042	1.73%
Quiksilver, Inc. (a)	740,500	3,221,175	-	-	-	-	740,500	3,221,175	1.28%
Ruby Tuesday, Inc. (a)	275,200	2,892,352	-	-	-	-	275,200	2,892,352	1.15%
Select Comfort Corp. (a)	-	-	53,000	841,110	-	-	53,000	841,110	0.33%
Sinclair Broadcast Group, Inc.	-	-	75,700	869,793	-	-	75,700	869,793	0.35%
Skechers USA, Inc. (a)	-	-	12,600	240,030	-	-	12,600	240,030	0.10%
Tenneco, Inc. (a)	91,000	4,205,110	-	-	-	-	91,000	4,205,110	1.67%
Tractor Supply Co.	78,900	4,881,543	-	-	-	-	78,900	4,881,543	1.94%
TRW Automotive Holdings Corp. (a)	71,800	4,096,908	16,500	941,490	-	-	88,300	5,038,398	2.00%
Tuesday Morning Corp. (a)	681,500	3,407,500	-	-	-	-	681,500	3,407,500	1.35%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	-	-	20,200	1,074,438	-	-	20,200	1,074,438	0.43%
Valassis Communications, Inc. (a)	-	-	14,500	418,035	-	-	14,500	418,035	0.17%
Whirlpool Corp.	-	-	5,200	448,136	-	-	5,200	448,136	0.18%
		57,784,425		7,490,746		-		65,275,171	25.93%
Consumer Staples - 3.01%
Pricesmart, Inc.	97,300	4,051,572	-	-	-	-	97,300	4,051,572	1.61%
SunOpta, Inc. (a)(b)	500,200	3,531,412	-	-	-	-	500,200	3,531,412	1.40%
		7,582,984		-		-		7,582,984	3.01%
Energy - 7.52%
Atlas Energy LP	254,200	6,776,972	-	-	-	-	254,200	6,776,972	2.70%
Atlas Pipeline Partners LP	151,300	5,592,048	-	-	-	-	151,300	5,592,048	2.22%
Callon Petroleum Co. (a)	-	-	82,000	561,700	-	-	82,000	561,700	0.22%
Western Refining, Inc. (a)	354,200	6,007,232	-	-	-	-	354,200	6,007,232	2.38%
		18,376,252		561,700		-		18,937,952	7.52%
Financials - 7.67%
American International Group, Inc. (a)	-	-	13,600	423,640	-	-	13,600	423,640	0.17%
Ashford Hospitality Trust, Inc. (a)	368,800	4,598,936	-	-	-	-	368,800	4,598,936	1.83%
Banco Macro SA - ADR (b)	-	-	16,300	602,937	-	-	16,300	602,937	0.24%
Cardtronics, Inc. (a)	-	-	39,800	845,750	-	-	39,800	845,750	0.34%
Grupo Financiero Galicia SA - ADR (a)(b)	243,200	3,108,096	-	-	-	-	243,200	3,108,096	1.24%
iStar Financial, Inc. (a)	539,000	5,185,180	-	-	-	-	539,000	5,185,180	2.06%
Newcastle Investment Corp. (a)	635,500	4,010,005	-	-	-	-	635,500	4,010,005	1.59%
Zions Bancorporation	-	-	21,100	515,895	-	-	21,100	515,895	0.20%
		16,902,217		2,388,222		-		19,290,439	7.67%
Health Care - 2.37%
Hill-Rom Holdings, Inc.	-	-	16,100	724,661	-	-	16,100	724,661	0.29%
MedCath Corp. (a)	276,600	3,736,866	-	-	-	-	276,600	3,736,866	1.48%
SXC Health Solutions Corp. (a)(b)	-	-	13,700	755,692	-	-	13,700	755,692	0.31%
Universal American Corp.	-	-	32,100	741,510	-	-	32,100	741,510	0.29%
		3,736,866		2,221,863		-		5,958,729	2.37%
Industrials - 27.60%
Air Transport Services Group, Inc. (a)	470,800	3,851,144	96,100	786,098	-	-	566,900	4,637,242	1.84%
Alamo Group, Inc.	-	-	22,300	638,003	-	-	22,300	638,003	0.25%
Alaska Air Group, Inc. (a)	-	-	10,600	698,222	-	-	10,600	698,222	0.28%
Amerco (a)	36,000	3,661,920	-	-	-	-	36,000	3,661,920	1.46%
Cascade Corp.	-	-	12,800	586,240	-	-	12,800	586,240	0.23%
Commercial Vehicle Group, Inc. (a)	214,500	3,702,270	43,000	742,180	-	-	257,500	4,444,450	1.77%
Consolidated Graphics, Inc. (a)	-	-	10,800	606,420	-	-	10,800	606,420	0.24%
Esterline Technologies Corp. (a)	-	-	9,900	710,820	-	-	9,900	710,820	0.28%
Gardner Denver, Inc.	-	-	10,300	890,023	-	-	10,300	890,023	0.35%
Greenbrier Companies, Inc. (a)	164,300	4,447,601	-	-	-	-	164,300	4,447,601	1.77%
Interface, Inc.	241,900	4,509,016	41,500	773,560	-	-	283,400	5,282,576	2.10%
Macquarie Infrastructure Co. LLC (a)	-	-	36,100	906,110	-	-	36,100	906,110	0.36%
Meritor, Inc. (a)	-	-	33,600	578,256	-	-	33,600	578,256	0.23%
NACCO Industries, Inc.	35,100	3,693,573	5,200	547,196	-	-	40,300	4,240,769	1.69%
Owens Corning (a)	-	-	15,600	590,304	-	-	15,600	590,304	0.23%
Pacer International, Inc. (a)	-	-	70,000	419,300	-	-	70,000	419,300	0.17%
Sauer-Danfoss, Inc. (a)	119,600	7,057,596	-	-	-	-	119,600	7,057,596	2.81%
Standex International Corp.	-	-	18,900	690,984	-	-	18,900	690,984	0.27%
Tennant Co.	-	-	14,600	598,892	-	-	14,600	598,892	0.24%
Timken Co.	78,700	4,437,893	-	-	-	-	78,700	4,437,893	1.76%
Titan International Inc.	202,800	6,264,492	-	-	-	-	202,800	6,264,492	2.49%
Trimas Corp. (a)	167,600	3,889,996	43,000	998,030	-	-	210,600	4,888,026	1.94%
United Continental Holdings, Inc. (a)	144,100	3,288,362	24,100	549,962	-	-	168,200	3,838,324	1.53%
United Rentals, Inc. (a)	160,000	4,707,200	-	-	-	-	160,000	4,707,200	1.87%
US Airways Group, Inc. (a)	344,200	3,128,778	55,000	499,950	-	-	399,200	3,628,728	1.44%
		56,639,841		12,810,550		-		69,450,391	27.60%
Information Technology - 6.76%
DDi Corp.	322,900	3,103,069	-	-	-	-	322,900	3,103,069	1.23%
Kemet Corp. (a)	292,300	4,597,879	-	-	-	-	292,300	4,597,879	1.83%
Lionbridge Technologies, Inc. (a)	-	-	100,100	337,337	-	-	100,100	337,337	0.13%
Loral Space & Communications, Inc. (a)	-	-	12,100	845,790	-	-	12,100	845,790	0.34%
Newport Corp. (a)	220,100	4,122,473	-	-	-	-	220,100	4,122,473	1.64%
Power One Inc. (a)	337,700	2,789,402	67,700	559,202	-	-	405,400	3,348,604	1.33%
Ultra Clean Holdings, Inc. (a)	-	-	56,800	652,632	-	-	56,800	652,632	0.26%
		14,612,823		2,394,961		-		17,007,784	6.76%
Materials - 13.45%
Buckeye Technologies, Inc.	179,100	5,043,456	-	-	-	-	179,100	5,043,456	2.00%
Cleanwater Paper Corp. (a)	-	-	8,500	667,080	-	-	8,500	667,080	0.27%
Innospec, Inc. (a)	172,900	6,511,414	-	-	-	-	172,900	6,511,414	2.59%
Materion Corp. (a)	97,900	4,088,304	-	-	-	-	97,900	4,088,304	1.62%
Mercer International, Inc. (a)	554,000	6,742,180	-	-	-	-	554,000	6,742,180	2.68%
Neenah Paper, Inc.	-	-	25,800	601,914	-	-	25,800	601,914	0.24%
Quaker Chem Corp.	91,000	4,111,380	17,300	781,614	-	-	108,300	4,892,994	1.94%
TPC Group, Inc. (a)	134,400	5,300,736	-	-	-	-	134,400	5,300,736	2.11%
		31,797,470		2,050,608		-		33,848,078	13.45%
Telecommunication Services - 3.48%
General Communication, Inc. (a)	301,700	3,469,550	-	-	-	-	301,700	3,469,550	1.38%
IDT Corp.	130,600	3,786,094	51,400	1,490,086	-	-	182,000	5,276,180	2.10%
		7,255,644		1,490,086		-		8,745,730	3.48%
TOTAL COMMON STOCKS (Cost $211,515,767)		$214,688,522		$31,408,736		$-		$246,097,258	97.79%

WARRANTS - 0.00%
American International Group, Inc. (a) (c)
Expiration: January, 2021, Excercise Price: $45.00	0.000	$-	0.004	$-	-	$-	0.004	$-	0.00%
TOTAL WARRANTS (Cost $0)		$-		$-		$-		$-	0.00%

	Shares/Principal		Shares/Principal		Shares/Principal		Shares/Principal		% of
	Value	Fair Value	Value	Fair Value	Value	Fair Value	Value	Fair Value	Net Assets
SHORT-TERM INVESTMENTS - 0.59%
Demand Notes - 0.59%
American Family Financial Services, 0.1001% (d)	$-	$-	$1,484,155	1,484,155	$-	$-	$1,484,155	$1,484,155	0.59%
Total Demand Notes (Cost $ 1,484,155)		-		1,484,155		-		1,484,155	0.59%
Money Market Funds - 0.00%
Fidelity Government Portfolio - Institutional Class, 0.0100% (e)	262	$262		$-	-	$-	262	$262	0.00%
Total Money Market Funds (Cost $262)		262		-		-		262	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $1,484,417)		$262		$1,484,155		$-		$1,484,417	0.59%
Total Investments (Cost $213,000,184) - 98.38%		$214,688,784		$32,892,891	-	$-		$247,581,675	98.38%
Other Assets in Excess of Liabilities - 1.62%		4,157,216		(75,117)	-	-		4,082,099	1.62%
TOTAL NET ASSETS - 100.00%		$218,846,000		$32,817,774		$-		$251,663,774	100.00%

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Security is fair valued.
(d)	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. Interest rates listed are as of April 30, 2011.
(e)	The rate listed is the Fund's 7-day yield as of April 30, 2011.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2011 (Unaudited)

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
		HENNESSY			CORNERSTONE
	HENNESSY	CORNERSTONE			GROWTH FUND
	CORNERSTONE	GROWTH FUND,	PRO FORMA		PRO FORMA
	GROWTH FUND	SERIES II	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $188,353,516 and $24,646,668, respectively)	$214,688,784	$32,892,891	$-		$247,581,675
Dividends and interest receivable	4,344	3,433	-		7,777
Receivable for fund shares sold	24,435	2,151	-		26,586
Receivable for securities sold	4,981,519	-	-		4,981,519
Prepaid expenses and other assets	22,778	23,863	-		46,641
Total Assets	$219,721,860	$32,922,338	$-		$252,644,198

LIABILITIES:
Loan Payable	288,000	-	-		288,000
Payable for fund shares redeemed	185,974	21,068	-		207,042
Payable to Advisor	130,941	20,061	-		151,002
Payable to Administrator	176,384	28,582	-		204,966
Accrued directors fees	3,174	2,009	-		5,183
Accrued service fees	17,447	2,678	-		20,125
Accrued expenses and other payables	73,940	30,166	-		104,106
Total Liabilities	875,860	104,564	-		980,424

NET ASSETS	$218,846,000	$32,817,774	$-		$251,663,774

NET ASSETS CONSIST OF:
Capital stock	$431,140,030	$78,012,029	$-		$509,152,059
Accumulated net investment loss	(937,213)	(134,174)	-		(1,071,387)
Accumulated net realized loss on investments	(237,692,085)	(53,306,304)	-		(290,998,389)
Unrealized net appreciation on investments	26,335,268	8,246,223	-		34,581,491
Total Net Assets	$218,846,000	$32,817,774	$-		$251,663,774

NET ASSETS

Original Class:
Shares authorized ($.0001 par value)	25,000,000,000	Unlimited	-		25,000,000,000
Net assets applicable to outstanding Original Class shares	$215,728,401	$32,333,536	$-		$248,061,937
Shares issued and outstanding	17,482,931	1,910,297	710,058	(A)	20,103,286
Net asset value, offering price and redemption price per share	$12.34	$16.93	-		$12.34

Institutional Class:
Shares authorized ($.0001 par value)	25,000,000,000	Unlimited	-		25,000,000,000
Net assets applicable to outstanding Institutional Class shares	$3,117,599	$484,238	$-		$3,601,837
Shares issued and outstanding	249,985	28,038	10,791	(A)	288,814
Net asset value, offering price and redemption price per share	$12.47	$17.27	-		$12.47

(A) Adjustment reflects additional shares issued in conversion.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2011 (Unaudited)

Hennessy Cornerstone Growth Fund
Hennessy Cornerstone Growth Fund, Series II
Hennessy Cornerstone Growth Fund Pro Forma Combined

					HENNESSY
		HENNESSY			CORNERSTONE
	HENNESSY	CORNERSTONE			GROWTH FUND
	CORNERSTONE	GROWTH FUND,	PRO FORMA		PRO FORMA
	GROWTH FUND	SERIES II	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$859,524	$262,667	$-		$1,122,191
Interest income	3,249	2,413	-		5,662
Total investment income	862,773	265,080	-		1,127,853

EXPENSES:
Investment advisory fees (See Note 4)	1,544,357	238,330	-		1,782,687
Administration, fund accounting, custody and transfer agent fees	532,177	82,127	-		614,304
Service fees - Original Class (See Note 4)	205,453	31,775	-		237,228
Federal and state registration fees	31,368	31,497	(30,365	) (A)	32,500
Audit fees	29,744	24,546	(24,290	) (A)	30,000
Legal fees	7,501	8,253	(7,254	) (A)	8,500
Compliance expense	8,207	8,240	(7,308	) (A)	9,139
Reports to shareholders	58,000	7,458	(5,458	) (A)	60,000
Directors' fees and expenses	9,474	9,898	(9,372	) (A)	10,000
Sub-transfer agent expenses - Original Class	320,898	57,428	-		378,326
Sub-transfer agent expenses - Institutional Class	546	279	-		825
Interest expense	441	1,151	-		1,592
Other	28,337	8,248	(6,085	) (A)	30,500
Total expenses before expense reimbursement/waiver	2,776,503	509,230	(90,132)		3,195,601
Expense reimbursement/waiver from advisor and/or administrator - Institutional Class (See Note 4)	(3,686)	(1,665)	1,194	(A)	(4,157)
Net expenses	2,772,817	507,565	(88,938)		3,191,444
NET INVESTMENT LOSS	$(1,910,044)	$(242,485)	$88,938		$(2,063,591)

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain on investments	$40,832,246	$7,497,813	$-		$48,330,059
Change in unrealized appreciation (depreciation) on investments	(8,931,701)	(1,707,680)	-		(10,639,381)
Net gain on investments	31,900,545	5,790,133	-		37,690,678

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,990,501	$5,547,648	$88,938		$35,627,087

(1) Net of foreign taxes withheld of $8,883 and $0 respectively.

(A) The adjustments to federal and state registration fees, audit fees, legal fees, compliance expense, reports to shareholders and Directors' fees and expenses and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

The accompanying notes are an integral part of these financial statements.

Notes to Combined Pro Forma Financial Statements of
Hennessy Cornerstone Growth Fund and Hennessy Cornerstone Growth Fund, Series II
April 30, 2011 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Growth Fund (the “Acquiring Fund”), is a diversified series of The Hennessy Mutual  Funds, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Hennessy Cornerstone Growth Fund, Series II (the “Target Fund”), is a diversified series of Hennessy Funds Trust., which is registered as an open-end management investment company under the Investment Company Act of 1940.

The pro forma combined Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2011. These statements have been derived from books and records utilized in calculating daily net asset value April 30, 2011. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi annual report dated April 30, 2011.

The reorganization involves the transfer of all of the assets and stated liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Agreement and Plan of Reorganization. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.  These policies are in conformity with U.S. generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2011:

Target Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,408,736	$-	$-	$31,408,736
Warrants	-	-	-	-
Short-Term Investments	-	1,484,155	-	1,484,155
Total Investments in Securities	$31,408,736	$1,484,155	$-	$32,892,891

Acquiring Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$214,688,522	$-	$-	$214,688,522
Short-Term Investments	262	-	-	262
Total Investments in Securities	$214,688,784	$-	$-	$214,688,784

Pro Forma Combined
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$246,097,258	$-	$-	$246,097,258
Warrants	-	-	-	-
Short-Term Investments	262	1,484,155	-	1,484,417
Total Investments in Securities	$246,097,520	$1,484,155	$-	$247,581,675

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c) Other

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc.,  (the “Advisor”) will serve as the Acquiring Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization.  U.S. Bank, N.A. will serve as the custodian to the Acquiring Fund after the reorganization

4. Share Classes and Fees

Both the Target Fund and the Acquiring Fund offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory, investment advisory fee waivers and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2011.

The Pro Forma net asset values per share assume the issuance of Original Class shares of the Acquiring Fund which would have been issued at April 30, 2011 in connection with the proposed Reorganization.  Shareholders of Original Class shares of the Target Fund would receive Original Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2011.  Shareholders of Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund based on conversion ratios determined on April 30, 2011.  The conversion ratios are calculated by dividing the net assets of each of the Target Fund by the net asset value per share of the respective Class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:

Currently, the Target Fund and the Acquiring Fund each pay Hennessy Advisors, Inc., a monthly fee at the annual rate of 0.74% of the Fund’s average daily net assets.  This agreement will continue in effect following the reorganization.  Pursuant to an expense cap agreement, Hennessy Advisors, Inc., has agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 0.98% of the Fund’s net assets for the Institutional Class shares.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at April 30, 2011 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2011:

	Growth Fund	Growth II Fund	Pro Forma Adjustments	Pro Forma Combined
Original Class
Shares Outstanding	17,482,931	1,910,297	710,058	20,103,286
Institutional Class
Shares Outstanding	249,985	28,038	10,791	288,814

6. Merger Costs

All costs associated with the reorganization will be paid by Hennessy Advisors, Inc.

HENNESSY MUTUAL FUNDS, INC.

Part C.  Other Information

September 16, 2011

Item 15.	Indemnification

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, the Board of Directors of Hennessy Mutual Funds, Inc. (the “Registrant”) has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

“Article V

INDEMNIFICATION

Each officer and director of the Corporation shall be indemnified by the Corporation to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Corporation to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland without a preliminary determination as to his ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (b) the Corporation is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Corporation may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Corporation. The Corporation, however, may not purchase insurance on behalf of any officer or director of the Corporation that protects or purports to protect such person from liability to the Corporation or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Corporation may indemnify, make advances or purchase insurance to the extent provided in this Article V on behalf of an employee or agent who is not an officer or director of the Corporation.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

1.	(a)	Articles of Incorporation, as supplemented.(1)

(b)	Amendment to Articles of Incorporation.(4)

(c)	Articles Supplementary.(5)

(d)	Articles of Amendment.(8)

2.	Bylaws.(9)

3.	None.

4.	Plan of Acquisition and Liquidation (filed herewith as Exhibit A to the prospectus).

5.	None.

6.	(a)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated).(1)

(b)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund.(3)

(c)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.(6)

7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(7)

8.	None.

9.	Custodian Agreement with U.S. Bank, N.A. (7)

10.	Rule 18-f-3 Multi-Class Plan.(8)

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

12.	Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).

13.	(a)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.(7)

(b)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC. (1)

(c)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC). (1)

(d)	Servicing Agreement with Hennessy Advisors, Inc.(2)

(e)	Amendment to Servicing Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund. (5)

14.	Consent of KPMG LLP Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Power of Attorney.(6)

17.	None.

(1)
Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 31, 2001 and its accession number is 0000897069-01-000057.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 30, 2003 and its accession number is 0000897069-03-000120.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 5 to the Registration Statement was filed on August 31, 1999 and its accession number is 0000897069-99-000448.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 12 was filed on July 22, 2003 and its accession number is 0000894189-03-000994.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed on November 17, 2003 and its accession number is 0000897069-03-001443.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 was filed on December 3, 2004 and its accession number is 0000897069-04-002090.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 19 was filed on February 28, 2006 and its accession number is 0000897069-06-000660.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 22 was filed on February 29, 2008 and its accession number is 0000897069-08-000523.

(9)
Previously filed as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 23 was filed on February 27, 2009 and its accession number is 0000950137-09-001370.

ITEM 17.	UNDERTAKINGS.

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 15th day of September, 2011.

HENNESSY MUTUAL FUNDS, INC.
(Registrant)

By:	/s/ Neil J. Hennessy
Neil J. Hennessy, President

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Neil J. Hennessy	President (Principal Executive	September 15, 2011
Neil J. Hennessy	Officer) and a Trustee

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/ Teresa M. Nilsen	Executive Vice President and	September 15, 2011
Teresa M. Nilsen	Treasurer (Principal Financial and Accounting Officer)

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of September 15, 2011

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit
1.	(a)	Articles of Incorporation, as supplemented.*
(b)	Amendment to Articles of Incorporation.*
(c)	Articles Supplementary.*
(d)	Articles of Amendment.*
2.	Bylaws.*
3.	None.
4.	Plan of Acquisition and Liquidation (filed herewith as Exhibit A to the prospectus).
5.	None.
6.	(a)	Management Agreement with Hennessy Advisors, Inc. (formerly known as Edward J. Hennessy, Incorporated).*
(b)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Focus 30 Fund.*
(c)	Amendment to Management Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.*
7.	Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.*
8.	None.
9.	Custodian Agreement with U.S. Bank, N.A.*
10.	Rule 18-f-3 Multi-Class Plan.*
11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).
12.	Form of Opinion of Foley & Lardner LLP regarding tax matters (filed herewith).
13.	(a)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC.*
(b)	Transfer Agent Agreement with U.S. Bancorp Fund Services, LLC.*
(c)	Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC) (now know as U.S. Bancorp Fund Services, LLC).*
(d)	Servicing Agreement with Hennessy Advisors, Inc.*
(e)	Amendment to Servicing Agreement with Hennessy Advisors, Inc. with respect to the Cornerstone Growth Fund.*
14.	Consent of KPMG LLP Independent Registered Public Accounting Firm (filed herewith).
15.	None.
16.	Power of Attorney.*
17.	None.

* Incorporated by reference.

Exhibit Index